Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Liabilities [Abstract]
Schedule of other liabilities
	June 30, 2019	December 31, 2018

Interest payable	$15,685,075	$10,617,533
Accruals	159,785	142,753
Other payables	356,938	415,224
Long-term debt	4,077,590	4,071,188
	$20,279,388	$15,246,698